Consolidated Statement of Comprehensive Income (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Comprehensive Income
Net Income	$ 1,035.6	$ 850.3	$ 980.9
Other Comprehensive Items:
Currency translation adjustment	(27.2)	198.8	(431.6)
Unrealized gains (losses) on available-for-sale investments (net of tax provision of $0.5, $0.9 and $0.3)	1.0	2.2	(1.3)
Unrealized gains on hedging instruments (net of tax provision of $0.1, $0.1 and $0.2)	0.2	0.2	0.2
Pension and other postretirement benefit liability adjustments (net of tax benefit of $9.7 and $63.6 in 2010 and 2008, respectively, and tax provision of $20.9 in 2009)	(22.4)	36.6	(101.5)
Total other comprehensive items	(48.4)	237.8	(534.2)
Total Comprehensive Income	$ 987.2	$ 1,088.1	$ 446.7